SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of option outstanding
Nonvested at January 1, 2015	11,950,016
Granted	480,000
Vested	(3,046,016)
Forfeited	(232,000)
Nonvested at December 31, 2015	9,152,000	11,950,016
Expected to vest as of December 31, 2015	3,554,979
Weighted-average fair value on grant date (RMB/Share)
Nonvested at January 1, 2015	¥ 25.45
Granted	27.73
Vested	22.20
Forfeited	30.88
Nonvested at December 31, 2015	26.52	¥ 25.45
Expected to vest as of December 31, 2015	¥ 24.06
Fair value of shares vested	¥ 67,627,740	¥ 20,422,248	¥ 18,548,052